DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2016:

	Balance at	Quoted Prices	Significant
	March	in Active	Other	Significant
	31,	Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$3,659,506	$—	$—	$3,659,506
Fair value of liability for warrant derivative instruments	$80,630	$—	$—	$80,630
Total	$3,740,136	$—	$—	$3,740,136

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2015 and 2014:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$780,281	$—	$—	$780,281
Fair value of liability for warrant derivative instruments	$269,648	$—	$—	$269,648
Total	$1,049,929	$—	$—	$1,049,929

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2014	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Fair value of liability for warrant derivative instruments	$158,244	$—	$—	$158,244

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following is a roll forward for the nine months ended March 31, 2016 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments

Balance at June 30, 2015	$1,049,929
Effects of foreign currency exchange rate changes	(10,490)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	2,205,925
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	2,211,529
Change in fair value included in statements of operations	(1,716,757)
Balance at March 31, 2016	$3,740,136

The following is a roll forward for the years ended June 30, 2015 and 2014 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments

Balance at June 30, 2013	$-
Effects of foreign currency exchange rate changes	(2,519)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	144,241
Change in fair value included in statements of operations	16,522
Balance at June 30, 2014	158,244
Effects of foreign currency exchange rate changes	(42,796)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	392,500
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	1,082,567
Change in fair value included in statements of operations	(540,586)
Balance at June 30, 2015	$1,049,929

Warrant [Member] | Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Warrants

March 31, 2016
Volatility	217%
Expected remaining term	2.50
Risk-free interest rate	1.31%
Expected dividend yield	none

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the three months ended March 31, 2016)	March 31, 2016
Volatility	217%	217%
Expected Remaining Term	0.70	0.58
Risk Free Interest Rate	0.7%	0.6%
Expected dividend yield	none	none

Warrants

	Initial
	Valuation
	September 30,
	2013	June 30, 2014	June 30, 2015
Volatility	53%	134%	408%
Expected remaining term	5	4.25	3.25
Risk-free interest rate	0.4%	0.47%	1.63%
Expected dividend yield	None	None	None

Convertible Debt

	Initial Valuations	June 30, 2015
Volatility	216 - 377%	408%
Expected remaining term	0.83 – 2.00	0.82 – 1.70
Risk-free interest rate	0.5 – 0.7%	0.64%
Expected dividend yield	None	None